GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 19, 2018
Goodwill and intangible assets, gross		$ 559,529	$ 263,790
Less: Accumulated Amortization	$ (152,990)	(123,459)	(82,981)
Subtotal	691,306	436,070	180,809
Goodwill	49,697	49,697	49,697	$ 49,697
Total	741,003	485,767	230,506
Customer Base [Member]
Goodwill and intangible assets, gross	176,793	176,793	176,793
Trade name / mark [Member]
Goodwill and intangible assets, gross	36,997	36,997	36,997
License [Member]
Goodwill and intangible assets, gross	$ 630,506	$ 345,739	$ 50,000